Condensed consolidating financial information - Condensed Consolidating Cash Flow Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	£ 8,996	£ 10,295	£ 5,347
Net cash generated from/(used in) investing activities	(639)	(1,021)	(18,544)
Net cash (used in)/generated from financing activities	(8,593)	(9,630)	14,759
Net cash flows (used in)/generated from operating, investing and financing activities	(236)	(356)	1,562
Differences on exchange	(57)	(138)	(391)
(Decrease)/increase in net cash and cash equivalents in the year	(293)	(494)	1,171
Net cash and cash equivalents at 31 December	2,035	2,328	2,822
Registered RAI and Lorillard Bonds | Consolidated
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	8,996	10,295	5,347
Net cash generated from/(used in) investing activities	(639)	(1,021)	(18,544)
Net cash (used in)/generated from financing activities	(8,593)	(9,630)	14,759
Net cash flows (used in)/generated from operating, investing and financing activities	(236)	(356)	1,562
Differences on exchange	(57)	(138)	(391)
(Decrease)/increase in net cash and cash equivalents in the year	(293)	(494)	1,171
Net cash and cash equivalents at 1 January	2,328	2,822	1,651
Net cash and cash equivalents at 31 December	2,035	2,328	2,822
Registered RAI and Lorillard Bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(43)	(45)	(12)
Net cash generated from/(used in) investing activities	165	187	2
Net cash (used in)/generated from financing activities	(123)	(140)	10
Net cash flows (used in)/generated from operating, investing and financing activities	(1)	2
Differences on exchange		(1)
(Decrease)/increase in net cash and cash equivalents in the year	(1)	1
Net cash and cash equivalents at 1 January	6	5	5
Net cash and cash equivalents at 31 December	5	6	5
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RJRT, Issuer (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	14	1,670	(1,860)
Net cash generated from/(used in) investing activities	2,797	3,039	(88)
Net cash (used in)/generated from financing activities	(2,811)	(4,711)	1,950
Net cash flows (used in)/generated from operating, investing and financing activities		(2)	2
(Decrease)/increase in net cash and cash equivalents in the year		(2)	2
Net cash and cash equivalents at 1 January		2
Net cash and cash equivalents at 31 December			2
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RAI, Issuer (RB), Subsidiary guarantor (LB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	50	349	(270)
Net cash generated from/(used in) investing activities	3,770	4,280	1,116
Net cash (used in)/generated from financing activities	(3,820)	(4,631)	(844)
Net cash flows (used in)/generated from operating, investing and financing activities		(2)	2
(Decrease)/increase in net cash and cash equivalents in the year		(2)	2
Net cash and cash equivalents at 1 January		2
Net cash and cash equivalents at 31 December			2
Registered RAI and Lorillard Bonds | Reportable Legal Entities | RJRTH, Subsidiary guarantor (LB & RB)
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(3)	(7)	(11)
Net cash generated from/(used in) investing activities	3,175	3,366	1
Net cash (used in)/generated from financing activities	(3,172)	(3,359)	10
Registered RAI and Lorillard Bonds | Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	8,940	8,249	7,488
Net cash generated from/(used in) investing activities	(511)	(877)	(19,512)
Net cash (used in)/generated from financing activities	(11,564)	(11,391)	21,030
Net cash flows (used in)/generated from operating, investing and financing activities	(3,135)	(4,019)	9,006
Differences on exchange	(57)	(138)	(391)
(Decrease)/increase in net cash and cash equivalents in the year	(3,192)	(4,157)	8,615
Net cash and cash equivalents at 1 January	2,322	2,813	1,646
Net cash and cash equivalents at 31 December	(870)	(1,344)	10,261
Registered RAI and Lorillard Bonds | Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	38	79	12
Net cash generated from/(used in) investing activities	(10,035)	(11,016)	(63)
Net cash (used in)/generated from financing activities	12,897	14,602	(7,397)
Net cash flows (used in)/generated from operating, investing and financing activities	2,900	3,665	(7,448)
Differences on exchange		1
(Decrease)/increase in net cash and cash equivalents in the year	2,900	3,666	(7,448)
Net cash and cash equivalents at 31 December	2,900	3,666	(7,448)
Registered BATCAP bonds | Consolidated
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	8,996	10,295	5,347
Net cash generated from/(used in) investing activities	(639)	(1,021)	(18,544)
Net cash (used in)/generated from financing activities	(8,593)	(9,630)	14,759
Net cash flows (used in)/generated from operating, investing and financing activities	(236)	(356)	1,562
Differences on exchange	(57)	(138)	(391)
(Decrease)/increase in net cash and cash equivalents in the year	(293)	(494)	1,171
Net cash and cash equivalents at 1 January	2,328	2,822	1,651
Net cash and cash equivalents at 31 December	2,035	2,328	2,822
Registered BATCAP bonds | Reportable Legal Entities | BAT p.l.c., Parent guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(43)	(45)	(12)
Net cash generated from/(used in) investing activities	165	187	2
Net cash (used in)/generated from financing activities	(123)	(140)	10
Net cash flows (used in)/generated from operating, investing and financing activities	(1)	2
Differences on exchange		(1)
(Decrease)/increase in net cash and cash equivalents in the year	(1)	1
Net cash and cash equivalents at 1 January	6	5	5
Net cash and cash equivalents at 31 December	5	6	5
Registered BATCAP bonds | Reportable Legal Entities | All other companies, Non-guarantor subsidiaries
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	9,156	10,025	5,470
Net cash generated from/(used in) investing activities	(5,763)	(6,853)	(20,020)
Net cash (used in)/generated from financing activities	(3,645)	(3,663)	22,772
Net cash flows (used in)/generated from operating, investing and financing activities	(252)	(491)	8,222
Differences on exchange	(47)	(173)	(400)
(Decrease)/increase in net cash and cash equivalents in the year	(299)	(664)	7,822
Net cash and cash equivalents at 1 January	2,348	2,135	1,702
Net cash and cash equivalents at 31 December	2,049	1,471	9,524
Registered BATCAP bonds | Reportable Legal Entities | BATCAP, Issuer / Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(148)	(81)	67
Net cash generated from/(used in) investing activities	870	946	113
Net cash (used in)/generated from financing activities	(719)	(980)	(52)
Net cash flows (used in)/generated from operating, investing and financing activities	3	(115)	128
Differences on exchange	(1)	2	(6)
(Decrease)/increase in net cash and cash equivalents in the year	2	(113)	122
Net cash and cash equivalents at 1 January	9	122
Net cash and cash equivalents at 31 December	11	9	122
Registered BATCAP bonds | Reportable Legal Entities | BATIF, Issuer / Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(59)	19	10
Net cash generated from/(used in) investing activities	848	709	350
Net cash (used in)/generated from financing activities	(882)	(1,355)	237
Net cash flows (used in)/generated from operating, investing and financing activities	(93)	(627)	597
Differences on exchange	(7)	34	15
(Decrease)/increase in net cash and cash equivalents in the year	(100)	(593)	612
Net cash and cash equivalents at 1 January	(35)	558	(56)
Net cash and cash equivalents at 31 December	(135)	(35)	556
Registered BATCAP bonds | Reportable Legal Entities | BATHTN, Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	(4)	(13)	69
Net cash generated from/(used in) investing activities		2
Net cash (used in)/generated from financing activities	4	11	(69)
Registered BATCAP bonds | Reportable Legal Entities | BATNF and RAI, Subsidiary guarantor
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	50	349	(270)
Net cash generated from/(used in) investing activities	3,770	4,280	1,116
Net cash (used in)/generated from financing activities	(3,820)	(4,631)	(844)
Net cash flows (used in)/generated from operating, investing and financing activities		(2)	2
(Decrease)/increase in net cash and cash equivalents in the year		(2)	2
Net cash and cash equivalents at 1 January		2
Net cash and cash equivalents at 31 December			2
Registered BATCAP bonds | Eliminations
Disclosure Of Condensed Consolidating Financial Information [Line Items]
Net cash (used in)/generated from operating activities	44	41	13
Net cash generated from/(used in) investing activities	(529)	(292)	(105)
Net cash (used in)/generated from financing activities	592	1,128	(7,295)
Net cash flows (used in)/generated from operating, investing and financing activities	107	877	(7,387)
Differences on exchange	(2)
(Decrease)/increase in net cash and cash equivalents in the year	105	877	(7,387)
Net cash and cash equivalents at 31 December	£ 105	£ 877	£ (7,387)